Other expenses (Tables)	6 Months Ended
Jun. 30, 2026
Other Expenses
Schedule of Convertible Notes

The following table summarizes the carrying amounts of the Company’s convertible notes as of June 30, 2026 and December 31, 2025.

	June 30,	December 31,
	2026	2025
Description
December 2025 convertible notes- current	$20,059	129,017,286
May 2026 convertible notes- noncurrent	334,515,000	-
June 2026 convertible notes- noncurrent	672,000,000	-
Total	$1,006,535,059	$129,017,286